Note 17 - Reportable Business Segments	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
17.	REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments are the Consumer segment and the Commercial segment.

The chief operating decision maker monitors the operational results of the consumer and commercial segments for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on certain non-IFRS measures such as base gross margin.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount. Allocations made between segments for shared assets or allocated expenses are based on the number of residential customer equivalents in the respective segments.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the year ended
March 31, 2020:

	Consumer	Commercial	Corporate and shared services	Consolidated

Sales	$1,670,775	$1,102,034	$-	$2,772,809
Cost of goods sold	1,198,653	937,803	-	2,136,456
Gross margin	472,122	164,231	-	636,353
Depreciation of property and equipment	13,534	117	-	13,651
Amortization of intangible assets	24,690	3,307	-	27,997
Administrative expenses	36,423	24,391	107,122	167,936
Selling and marketing expenses	143,187	77,633	-	220,820
Other operating expenses	84,271	8,029	-	92,300
Segment profit (loss) for the year	$170,017	$50,754	$(107,122)	$113,649
Finance costs				(106,945)
Unrealized loss of derivative instruments and other				(213,417)
Realized loss of derivative instruments				(24,386)
Other income, net				32,660
Impairment of goodwill, intangible assets and other				(92,401)
Provision for income taxes				7,393
Loss for the year from continuing operations				$(298,233)
Loss from discontinued operations				(11,426)
Loss for the year				(309,659)
Capital expenditures	$12,881	$1,171	$-	$14,052

As at March 31, 2020
Total goodwill	$172,429	$100,262	$-	$272,691
Total assets	$916,176	$299,657	$-	$1,215,833
Total liabilities	$1,518,232	$192,890	$-	$1,711,122

For the year ended
March 31, 2019 (
Restated):

	Consumer	Commercial	Corporate and shared services	Consolidated

Sales	$1,906,473	$1,131,965	$-	$3,038,438
Cost of goods sold	1,419,509	940,358	-	2,359,867
Gross margin	486,964	191,607	-	678,571
Depreciation of property and equipment	4,362	153	-	4,515
Amortization of intangible assets	20,544	2,136	-	22,680
Administrative expenses	42,573	32,377	90,378	165,328
Selling and marketing expenses	142,560	69,178	-	211,738
Restructuring costs	2,741	3,289	8,814	14,844
Other operating expenses	123,798	5,406	-	129,204
Segment profit (loss) for the year	$150,386	$79,068	$(99,192)	$130,262
Finance costs				(87,779)
Unrealized loss of derivative instruments and other				(87,459)
Realized loss of derivative instruments				(83,776)
Other income				2,312
Provision for income taxes				11,832
Loss for the year from continuing operations				$(138,272)
Loss from discontinued operations				(128,259)
Loss for the year				(266,531)
Capital expenditures	$39,474	$4,068	$-	$43,542

As at March 31, 2019
Total goodwill	$181,358	$158,563	$-	$339,921
Total assets	$1,238,922	$461,633	$-	$1,700,555
Total liabilities	$1,665,752	$205,930	$-	$1,871,682

Sales from external customers

The revenue is based on the location of the customer.

	Year ended	Year ended
	March 31, 2020	March 31, 2019
Canada	$323,802	$413,836
U.S.	2,449,007	2,624,602
Total	$2,772,809	$3,038,438

In fiscal
2020,
revenue generated from the sale of electricity made up
85%,
while gas amounted to
15%.
In comparison, fiscal
2019
generated
83%
of revenue on electricity and
17%
on gas.

Non-current assets

Non-current assets by geographic segment consist of property and equipment and intangible assets and are summarized as follows:

	As at March 31, 2020	As at March 31, 2019
Canada	$233,678	$266,776
U.S.	166,074	223,802
International	-	7,940
Total	$399,752	$498,518